UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-02340

Montgomery Street Income Securities, Inc.

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 950

Chicago, Illinois 60606

(Address of principal executive office)

Mark D. Nerud

225 West Wacker Drive, Suite 950

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5801

Date of fiscal year end:	December 31

Date of Reporting Period:	July 1, 2008 – September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Montgomery Street Income Securities, Inc.
September 30, 2008 (Unaudited)
Investment Portfolio

	Shares/Principal
	Amount ($) (f)	Value ($)
Corporate Bonds - 40.0%
CONSUMER DISCRETIONARY - 5.4%
Charter Communications Operating LLC, 8.00%, 04/30/12 (a) (i)	315,000	281,925
Clear Channel Communications Inc., 7.65%, 09/15/10	1,330,000	1,197,000
Comcast Cable Holdings LLC, 10.13%, 04/15/22	1,291,000	1,482,636
Comcast Corp., 6.30%, 11/15/17	152,000	139,764
COX Communications Inc., 5.45%, 12/15/14	500,000	465,878
COX Communications Inc., 6.25%, 06/01/18 (a) (i)	957,000	889,348
Desarrolladora Homex SAB de CV, 7.50%, 09/28/15 (h)	280,000	246,400
Dex Media West LLC, 9.88%, 08/15/13	225,000	139,500
DirecTV Holdings LLC, 7.63%, 05/15/16 (a) (i)	245,000	221,725
ERAC USA Finance Co., 5.90%, 11/15/15 (a) (i)	429,000	349,979
Foot Locker Inc., 8.50%, 01/15/22 (h)	155,000	140,275
Idearc Inc., 8.00%, 11/15/16	500,000	136,250
J.C. Penney Co. Inc., 8.00%, 03/01/10	500,000	510,026
Mediacom LLC, 7.88%, 02/15/11	650,000	588,250
MGM Mirage Inc., 8.50%, 09/15/10	500,000	460,000
MGM Mirage Inc., 6.75%, 09/01/12	300,000	234,750
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (c)	450,000	376,875
Rogers Cable Inc., 8.75%, 05/01/32	110,000	123,923
TCI Communications Inc., 8.75%, 08/01/15	35,000	37,170
Time Warner Inc., 6.75%, 04/15/11	800,000	798,213
Time Warner Inc., 6.50%, 11/15/36	162,000	123,024
		8,942,911
CONSUMER STAPLES - 2.2%
Archer-Daniels-Midland Co., 5.38%, 09/15/35	400,000	313,271
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	500,000	576,038
CVS Caremark Corp., 6.30%, 06/01/37 (callable at 100 beginning 06/01/12) (e)	833,000	665,156
Dr. Pepper Snapple Group Inc., 6.82%, 05/01/18 (a) (i)	473,000	456,567
General Mills Inc., 5.70%, 02/15/17	680,000	658,867
Kraft Foods Inc., 6.25%, 06/01/12	500,000	502,619
Safeway Inc., 5.80%, 08/15/12	250,000	253,329
Wal-Mart Stores Inc., 5.25%, 09/01/35	250,000	199,833
		3,625,680

ENERGY - 2.5%
CenterPoint Energy Resources Corp., 6.63%, 11/01/37 (c)	120,000	98,070
Chesapeake Energy Corp., 7.63%, 07/15/13	350,000	334,250
Drummond Co. Inc., 7.38%, 02/15/16 (a) (h)	190,000	161,025
Enterprise Products Operating LLC, 6.50%, 01/31/19	245,000	228,239
Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	450,000	414,000
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37 (c)	260,000	210,156
NGPL PipeCo LLC, 6.51%, 12/15/12 (a) (i)	585,000	585,948
ONEOK Partners LP, 6.65%, 10/01/36	542,000	474,333
Petroleos de Venezuela SA, 5.25%, 04/12/17	270,000	145,800
Spectra Energy Capital LLC, 5.90%, 09/15/13	490,000	478,394
TransCanada Pipelines Ltd., 7.25%, 08/15/38	769,000	739,224
Transcontinental Gas Pipe Line Corp., 6.40%, 04/15/16	250,000	239,565
		4,109,004
FINANCIALS - 12.9%
American General Finance Corp., 3.09%, 08/17/11 (b)	201,000	120,012
American General Institutional Capital, 7.57%, 12/01/45 (a) (i)	250,000	46,170
Bank of America Corp., 5.65%, 05/01/18	365,000	307,437
Bank of America Corp., 8.00% (callable at 100 beginning 01/30/18) (d) (e)	597,000	472,745
Bank of America Corp., 8.13% (callable at 100 on 05/15/18) (d) (e)	397,000	320,752
Berkshire Hathaway Finance Corp., 5.00%, 08/15/13 (a) (i)	514,000	512,647
CIT Group Inc., 6.10%, 03/15/67 (callable at 100 beginning 03/15/17) (e)	980,000	273,283
Citigroup Capital XXI, 8.30%, 12/21/57 (callable at 100 beginning 12/21/37) (e)	1,181,000	879,917
Citigroup Inc., 8.40%, (callable at 100 beginning 04/30/18) (d) (e)	605,000	411,799
Comerica Capital Trust II, 6.58%, 02/20/37 (callable at 100 beginning 02/20/32) (e)	1,634,000	750,624
Countrywide Financial Corp., 6.25%, 05/15/16 (c)	537,000	382,302
Credit Suisse New York, 6.00%, 02/15/18	260,000	226,512
Financial Security Assurance Holdings Ltd., 6.40%, 12/15/66 (callable at 100 beginning 12/15/36) (a) (e) (i)	1,012,000	451,819
General Electric Capital Corp., 5.63%, 05/01/18	460,000	388,827
GMAC LLC, 6.75%, 12/01/14	391,000	150,071
Goldman Sachs Capital II, 5.79% (callable at 100 on 06/01/12) (d) (e)	1,017,000	446,778
HBOS Plc, 5.92% (callable at 100 beginning 10/01/15) (a) (d) (e) (i)	600,000	353,860
HSBC Bank USA, 5.63%, 08/15/35	315,000	239,546
HSBC Holdings Plc, 6.50%, 05/02/36	500,000	414,129
Icahn Enterprises LP, 7.13%, 02/15/13	385,000	294,525
ILFC E-Capital Trust II, 6.25%, 12/21/65 (callable at 100 beginning 12/21/15) (a) (e) (i)	4,490,000	1,341,859
International Lease Finance Corp., 6.38%, 03/25/13	366,000	231,133
Janus Capital Group Inc., 6.70%, 06/15/17	840,000	721,358

JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (d) (e)		877,000	738,329
JPMorgan Chase Capital XV, 5.88%, 03/15/35		205,000	142,306
Kazkommerts International Bank, 8.00%, 11/03/15 (a) (i)		190,000	113,999
Lincoln National Corp., 6.05%, 04/20/67 (callable at 100 beginning 04/20/17) (e)		260,000	171,600
Mellon Capital IV, 6.24% (callable at 100 on 06/20/12) (d) (e)		570,000	313,164
Northgroup Preferred Capital Corp., 6.38% (callable at 100 beginning 10/15/17) (a) (d) (e) (h)		515,000	312,281
PNC Preferred Funding Trust I, 6.11% (callable at 100 beginning 03/15/12) (a) (d) (e) (i)		1,200,000	825,948
Progressive Corp., 6.70%, 06/15/37 (callable at 100 beginning 06/15/17) (e)		2,175,000	1,772,112
Prudential Financial Inc., 8.88%, 06/15/38 (callable at 100 beginning 06/15/18) (e)		1,380,000	1,298,841
RBS Capital Trust IV, 4.56% (callable at 100 beginning 09/30/14) (b) (d)		1,850,000	1,380,459
RBS-Zero Hora Editora Jornalistica SA, 11.25%, 06/15/17 (h)	BRL	400,000	145,042
RSHB Capital SA , 6.97%, 09/21/16 (h)		300,000	234,960
State Street Capital Trust IV, 3.82%, 06/15/37 (b)		670,000	441,924
TNK-BP Finance SA, 7.50%, 03/13/13 (a) (h)		300,000	237,000
TNK-BP Finance SA, 7.50%, 07/18/16 (a) (h)		300,000	210,000
Travelers Cos. Inc., 6.25%, 03/15/37 (callable at 100 beginning 03/15/17) (e)		221,000	169,979
UBS Preferred Funding Trust I, 8.62% (callable at 100 on 10/01/10) (d) (e)		1,030,000	995,547
UniCredito Italiano Capital Trust II, 9.20% (callable at 100 beginning 10/05/10) (a) (d) (e) (i)		520,000	498,358
USB Capital IX, 6.19% (callable at 100 on 04/15/11) (d) (e)		700,000	343,000
USB Realty Corp., 6.09% (callable at 100 beginning 01/15/12) (a) (d) (e) (i)		700,000	322,000
Wachovia Corp., 7.98% (callable at 100 beginning 03/15/18) (d) (e)		336,000	140,428
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (d) (e)		544,000	474,373
ZFS Finance USA Trust I, 6.50%, 05/09/37 (callable at 100 beginning 05/09/17) (a) (e) (i)		582,000	389,940
			21,409,695
HEALTH CARE - 1.7%
Aetna Inc., 6.63%, 06/15/36		560,000	515,790
Cigna Corp., 6.15%, 11/15/36		184,000	155,017
Covidien International Finance SA, 5.45%, 10/15/12		300,000	294,516
HCA Inc., 9.25%, 11/15/16		330,000	320,925
UnitedHealth Group Inc., 4.88%, 02/15/13		695,000	664,276
Wyeth, 6.50%, 02/01/34		400,000	398,968
Wyeth, 5.95%, 04/01/37		470,000	423,786
			2,773,278
INDUSTRIALS - 2.2%
Bombardier Inc., 6.30%, 05/01/14 (a) (i)		1,060,000	985,800
Canadian Pacific Railway Co., 5.75%, 05/15/13		517,000	501,784
Honeywell International Inc., 5.70%, 03/15/36		250,000	217,387
Noble Group Ltd., 6.63%, 03/17/15 (a) (h)		200,000	146,343

Norfolk Southern Corp., 5.75%, 04/01/18	411,000	396,164
Systems 2001 Asset Trust LLC, 7.16%, 12/15/11 (a) (h)	233,994	235,548
Tyco Electronics Group SA, 6.00%, 10/01/12	250,000	246,385
Tyco Electronics Group SA, 6.55%, 10/01/17	262,000	252,119
Waste Management Inc., 6.10%, 03/15/18	847,000	791,020
		3,772,550
INFORMATION TECHNOLOGY - 1.2%
Agilent Technologies Inc., 6.50%, 11/01/17	426,000	388,349
International Business Machines Corp., 8.38%, 11/01/19	250,000	289,599
Oracle Corp., 6.50%, 04/15/38	705,000	640,944
Xerox Corp., 6.35%, 05/15/18	720,000	658,152
		1,977,044
MATERIALS - 2.0%
CRH America Inc., 8.13%, 07/15/18	240,000	235,460
Evraz Group SA, 8.88%, 04/24/13 (a) (h)	200,000	152,000
Georgia-Pacific LLC, 8.13%, 05/15/11	375,000	371,250
Huntsman International LLC, 7.88%, 11/15/14	155,000	133,300
International Paper Co., 7.40%, 06/15/14	465,000	465,713
MHP SA, 10.25%, 11/30/11 (a) (h)	200,000	186,000
Momentive Performance Materials Inc., 9.75%, 12/01/14 (j)	335,000	264,650
Newmont Mining Corp., 5.88%, 04/01/35	395,000	300,595
Pliant Corp., 11.63%, 06/15/09	5	4
Rio Tinto Financial USA Ltd., 5.88%, 07/15/13	860,000	843,067
Sino-Forest Corp., 9.13%., 8/17/11	180,000	178,200
Vitro SAB de CV, 8.63%, 02/01/12 (h)	279,000	220,410
		3,350,649
TELECOMMUNICATION SERVICES - 4.9%
AT&T Inc., 6.15%, 09/15/34	500,000	416,980
Axtel SAB de CV, 11.00%, 12/15/13 (h)	135,000	138,713
Deutsche Telekom AG, 6.75%, 08/20/18 (c)	602,000	557,964
Embarq Corp., 7.08%, 06/01/16	77,000	62,403
Frontier Communications Corp., 9.00%, 08/15/31	400,000	306,000
Intelsat Jackson Holdings Ltd., 9.25%, 06/15/16 (h)	255,000	237,150
Maxcom Telecomunicaciones SAB de CV, 11.00%, 12/15/14 (h)	300,000	285,000
Nortel Networks Ltd., 10.75%, 07/15/16	550,000	336,875
Qwest Communications International Inc., 7.50%, 02/15/14 (j)	800,000	692,000
Rogers Communications Inc., 6.80%, 08/15/18	964,000	911,973
Telecom Italia Capital SA, 4.00%, 01/15/10	360,000	349,556

Telecom Italia Capital SA, 5.25%, 11/15/13	330,000	292,773
Telecom Italia Capital SA, 4.95%, 09/30/14	365,000	307,794
Telecom Italia Capital SA, 7.72%, 06/04/38	852,000	706,155
Verizon Communications Inc., 5.50%, 02/15/18	238,000	210,382
Verizon New Jersey Inc., 5.88%, 01/17/12	542,000	531,957
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 8.38%, 04/30/13 (a) (h)	200,000	159,014
Vodafone Group Plc, 6.15%, 02/27/37	1,268,000	1,018,343
Windstream Corp., 8.63%, 08/01/16	670,000	618,075
		8,139,107
UTILITIES - 5.0%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (a) (i)	775,000	751,602
American Electric Power Co. Inc., 5.38%, 03/15/10	1,000,000	1,006,070
Duke Energy Indiana Inc., 8.85%, 01/15/22	1,225,000	1,404,328
Duke Energy Indiana Inc., 6.35%, 08/15/38 (c)	237,000	219,230
FirstEnergy Corp., 6.45%, 11/15/11	500,000	502,385
Florida Power Corp., 5.80%, 09/15/17	195,000	190,544
Northern States Power Co., 6.25%, 06/01/36	400,000	365,844
Public Service Co. of Colorado, 6.50%, 08/01/38	471,000	447,361
Puget Sound Energy Inc., 7.02%, 12/01/27	1,000,000	900,233
Rede Empresas de Energia Eletrica SA, 11.13% (callable at 100 beginning 04/02/12) (a) (d) (h)	300,000	229,499
Sierra Pacific Power Co., 5.45%, 09/01/13	419,000	406,256
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13 (a) (h)	2,000,000	1,976,080
		8,399,432
Total Corporate Bonds (Cost $82,186,127)		66,499,350

Non-U.S. Government Agency Asset-Backed Securities - 13.5%
Banc of America Mortgage Securities Inc., (2005, H, 2A5), 4.80%, 09/25/35 (b) (h)	1,065,000	925,740
Bayview Commercial Asset Trust, Interest Only (2007, 2A, IO), 1.30%, 07/25/37 (a) (b) (g) (h)	6,432,152	643,215
Bayview Commercial Asset Trust, Interest Only (2007, 4A, IO), 1.44%, 09/25/37 (a) (g) (h)	6,776,797	782,720
Bayview Financial Acquisition Trust, (2007, A, M3) 5.36%, 05/28/37 (b) (g) (h)	800,000	240,000
Bear Stearns Commercial Mortgage Securities Inc., (2005, T20, A4A) 5.30%, 10/12/42 (b)	580,000	529,141
Bear Stearns Commercial Mortgage Securities Inc., (2007, PW15, A4) 5.33%, 02/11/44	600,000	502,949
Capital Auto Receivables Asset Trust, (2006, SN1A, C) 5.77%, 05/20/10 (a) (h)	150,000	142,049
Capital Auto Receivables Asset Trust, (2006, SN1A, D) 6.15%, 04/20/11 (a) (h)	200,000	185,259
CBA Commercial Small Balance Commercial Mortgage Trust, (2006, 2A, X1) 2.31%, 01/25/39 (a) (b) (g) (h)	8,463,101	909,783
Citigroup Commercial Mortgage Trust, (2006, C5, ASB) 5.41%, 10/15/49	1,000,000	906,980
Citigroup Mortgage Loan Trust Inc., (2004, NCM2, 1CB2) 6.75%, 08/25/34 (h)	590,260	546,175
Citigroup Mortgage Loan Trust Inc., (2007, WFH1, M11) 5.71%, 01/25/37 (a) (b) (h)	225,000	22,932

Countrywide Alternative Loan Trust, (2004, 14T2, A4) 5.50%, 08/25/34 (h)		336,967	323,009
Countrywide Alternative Loan Trust, (2004, 35T2, A1) 6.00%, 02/25/35 (h)		228,226	211,536
Countrywide Alternative Loan Trust, (2005, 28CB, 3A5) 6.00%, 08/25/35 (h)		609,164	585,326
Credit-Based Asset Servicing and Securitization LLC, (2006, SC1, A) 3.48%, 05/25/36 (a) (b) (h)		142,714	112,209
Ford Credit Auto Owner Trust, (2006, C, D) 6.89%, 05/15/13 (a) (h)		1,060,000	800,786
GE Business Loan Trust, Interest Only (2006, 1A, IO) 0.53%, 06/15/10 (a) (b) (g) (h)		21,671,568	127,212
GE Business Loan Trust, (2006, 1A, D) 3.49%, 05/15/34 (a) (b) (g) (i)		435,854	202,049
GMAC Commercial Mortgage Securities Inc., (2004, C3, A5) 4.86%, 12/10/41		1,000,000	907,571
GMAC Mortgage Corp. Loan Trust, (2006, HE3, A2) 5.75%, 10/25/36 (b)		620,000	481,848
Greenwich Capital Commercial Funding Corp., (2006, FL4A, ONW) 3.69%, 11/05/21 (a) (b) (g) (h)		199,334	175,788
Greenwich Capital Commercial Funding Corp., (2006, FL4A, PNW) 3.89%, 11/05/21 (a) (b) (g) (h)		189,368	165,697
Greenwich Capital Commercial Funding Corp., (2007, GG11, A4) 5.74%, 12/10/49		850,000	721,431
GS Mortgage Securities Corp. II, (2007, GKK1, A2) 5.70%, 12/20/49 (a) (g) (h)		250,000	52,500
JPMorgan Chase Commercial Mortgage Securities Corp., (2007, CB20, B) 6.20%, 02/12/51 (a) (b) (i)		550,000	347,722
Lehman Brothers Small Balance Commercial, (2006, 2A, 2A2) 5.62%, 09/25/36 (a) (b) (h)		255,000	227,041
Marlin Leasing Receivables LLC, (2006, 1A, A4) 5.33%, 09/16/13 (a) (i)		660,000	630,384
Morgan Stanley Capital I, (2007, IQ13, A4) 5.36%, 03/15/44		1,000,000	832,652
Nationstar NIM Trust, (2007, A, A) 9.97%, 03/25/37 (a) (g) (h)		23,003	690
Option One Mortgage Loan Trust, (2007, FXD2, M6) 6.99%, 03/25/37 (b) (h)		725,000	96,970
Option One Mortgage Loan Trust, (2007, FXD2, M7) 6.99%, 03/25/37 (b) (h)		500,000	59,834
Option One Mortgage Loan Trust, (2007, FXD2, M8) 6.99%, 03/25/37 (b) (h)		475,000	54,499
Prudential Securities Secured Financing Corp., (1999, C2, A2) 7.19%, 06/16/31		509,775	509,455
Residential Asset Securitization Trust, (2005, A1, A3) 5.50%, 04/25/35 (h)		2,500,000	1,864,430
Wachovia Bank Commercial Mortgage Trust, (2006, C27, AM) 5.80%, 07/15/45 (b)		760,000	622,681
Washington Mutual Commercial Mortgage Securities Trust, (2007, SL3, AJ) 6.31%, 03/23/45 (a) (b) (i)		890,000	444,513
Washington Mutual Mortgage Pass-Through Certificates, (2005, AR16, 1A3) 5.10%, 12/25/35 (b) (h)		1,320,000	1,106,895
Wells Fargo Mortgage Backed Securities Trust, (2006, A, A3) 5.00%, 03/25/21 (h)		1,792,075	1,653,750
Wells Fargo Mortgage Backed Securities Trust, (2005, AR10, 2A4) 4.17%, 06/25/35 (b) (h)		1,520,799	1,502,801
Wells Fargo Mortgage Backed Securities Trust (2006, AR8, 2A3) 5.24%, 04/25/36 (b) (h)		1,484,012	1,385,930
Total Non-U.S. Government Agency Asset-Backed Securities (Cost $28,222,742)			22,544,152

Government and Agency Obligations - 39.5%
GOVERNMENT SECURITIES - 7.2%
Sovereign - 2.2%
Argentina Government International Bond, 7.00%, 10/03/15		165,000	94,875
Democratic Socialist Republic of Sri Lanka, 8.25%, 10/24/12 (h)		200,000	178,017
United Kingdom Treasury Bond, 5.00%, 03/07/18	GBP	1,846,000	3,418,848
Venezuela Government International Bond, 5.75%, 02/26/16		75,000	48,750

		3,740,490
Treasury Inflation Index Securities - 3.2%
U.S. Treasury Inflation Indexed Note, 0.63%, 04/15/13 (c) (k)	5,614,742	5,303,565

U.S. Treasury Securities - 1.8%
U.S. Treasury Bond, 4.50%, 05/15/38 (c)	1,250,000	1,290,430
U.S. Treasury Note, 2.38%, 08/31/10 (c)	1,600,000	1,612,250
U.S. Treasury Note, 3.13%, 08/31/13	95,000	95,727
		2,998,407
Total Government Securities (Cost $11,947,587)		12,042,462

U.S. GOVERNMENT AGENCY SECURITIES - 32.3%
Federal Farm Credit Bank - 0.1%
Federal Farm Credit Bank, 7.56% (callable at 100 on 12/15/13) (d) (e)	170,000	109,551

Federal Home Loan Mortgage Corp. - 14.1%
Federal Home Loan Mortgage Corp., 6.50%, 06/01/36	374,000	383,971
Federal Home Loan Mortgage Corp., 6.50%, 12/01/37	1,061,000	1,089,122
Federal Home Loan Mortgage Corp., 6.50%, 02/01/38	1,684,646	1,729,299
Federal Home Loan Mortgage Corp., 6.00%, 06/01/38	1,758,512	1,781,809
Federal Home Loan Mortgage Corp., 5.50%, 07/01/38	1,855,999	1,847,616
Federal Home Loan Mortgage Corp., 6.00%, 07/01/38	5,290,304	5,360,390
Federal Home Loan Mortgage Corp., 6.50%, 08/01/38	2,008,287	2,061,518
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 12/15/16	456,718	463,775
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 05/15/23	683,385	685,851
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 02/15/26	332,497	332,860
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 07/15/27	385,368	391,327
Federal Home Loan Mortgage Corp. REMIC, 6.00%, 05/15/30	790,000	805,616
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/32	1,375,000	1,318,476
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 07/15/32	410,000	394,604
Federal Home Loan Mortgage Corp. REMIC, 6.00%, 09/15/32	1,500,000	1,531,075
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 12/15/32	895,000	878,027
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 10/15/33	1,175,000	1,145,586
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 08/15/34	1,245,000	1,212,429
		23,413,351
Federal National Mortgage Association - 17.6%
Federal National Mortgage Association, 9.00%, 05/01/09 (h)	4,735	4,747
Federal National Mortgage Association, 6.50%, 05/01/17	179,746	186,830

Federal National Mortgage Association, 6.00%, 01/01/23	522,129	533,004
Federal National Mortgage Association, 4.50%, 10/01/23	582,597	565,572
Federal National Mortgage Association, 5.50%, 05/01/25	1,750,998	1,775,101
Federal National Mortgage Association, 7.00%, 03/01/31	3,574,840	3,786,133
Federal National Mortgage Association, 5.00%, 08/01/33	1,831,512	1,790,372
Federal National Mortgage Association, 5.50%, 12/01/33	3,569,674	3,570,282
Federal National Mortgage Association, 5.00%, 06/25/34	572,644	582,591
Federal National Mortgage Association, 7.00%, 10/01/35	2,658,958	2,780,069
Federal National Mortgage Association, 6.50%, 04/01/37	4,193,993	4,305,021
Federal National Mortgage Association, 6.00%, 07/01/37	2,221,169	2,252,206
Federal National Mortgage Association, 6.00%, 07/01/37	1,766,880	1,791,569
Federal National Mortgage Association, 7.00%, 09/01/38	2,747,849	2,874,287
Federal National Mortgage Association REMIC, 5.50%, 03/25/17	630,683	641,242
Federal National Mortgage Association REMIC, 5.00%, 08/25/33	295,000	287,806
Federal National Mortgage Association REMIC, 5.00%, 12/25/33	1,060,000	1,035,290
Federal National Mortgage Association REMIC, 6.00%, 08/25/44	494,322	502,100
		29,264,222
Government National Mortgage Association - 0.5%
Government National Mortgage Association, 6.50%, 08/20/34	777,789	797,458
Total U.S. Government Agency Securities (Cost $53,804,570 )		53,584,582

Total Government and Agency Obligations (Cost $65,752,157)		65,627,044

Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Federal Home Loan Mortgage Corp., 8.38%, Series Z (callable at 25 beginning 12/31/12) (d)	21,034	34,285
Total Preferred Stocks (Cost $527,316)		34,285

Short-Term Investments - 16.4%
COMMERCIAL PAPER - 0.3%
BNP Paribas, 4.00%, 10/01/08	450,000	450,000

SECURITIES LENDING COLLATERAL - 10.5%
Mellon GSL DBT II Collateral Fund, 3.41% (l)	17,787,013	17,457,953

U.S. TREASURY SECURITIES - 5.6%
U.S. Treasury Bill, 1.95%, 01/15/09 (c)	9,390,000	9,363,539
Total Short-Term Investments (Cost $27,611,869)		27,271,492
Total Investments - 109.4% (Cost $204,300,211)		181,976,323
Other Assets and Liabilities, Net - (9.4%)		(15,625,803)
Total Net Assets - 100%		$166,350,520

Notes to the Investment Portfolio

(a) Rule 144A of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.
(b) Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S.
Treasury Bill rate. These securities are shown at their current rate as of September 30, 2008.
(c) All or portion of the security has been loaned.
(d) Perpetual maturity security.
(e) Interest rate is fixed until stated call date and variable thereafter.
(f) Principal amounts are listed in United States Dollars unless otherwise noted.
(g) Security fair valued in good faith in accordance with the procedures established by the Board of Directors. As of September 30, 2008, the
value of fair valued securities was $3,299,654 (2.0% of net assets).
(h) Illiquid Security: At September 30, 2008 the total value of illiquid securities was $20,740,280 (12.5% of net assets).
(i) Rule 144A Liquid Security: The Fund has deemed this security to be liquid based on procedures approved by the Board of Directors. As of September 30, 2008, the aggregate value of Rule 144A Liquid Securities was $11,004,162 (6.6% of net
assets).
(j) Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated is the coupon as of September 30, 2008.
(k) Treasury inflation indexed note, par amount is adjusted for inflation.
(l) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of September 30, 2008.

Abbreviations:
BRL - Brazilian Real
GBP - British Pound
NIM - Net Interest Margin
USD - United States Dollar

Forward Foreign Currency Contracts

	Settlement		Notional	Currency	Unrealized
Purchased/Sold	Date		Amount	Value	Gain/(Loss)
USD/GBP	12/17/08	GBP	(1,957,119)	$ (3,487,238)	$ (1,608)

Security Valuation

Investments are stated at value determined as of the close of regular trading (generally, 4:00 PM Eastern Time) on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are generally valued by independent pricing services approved by, or at the direction of, the Board of Directors of the Fund (the "Board"). Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, ratings and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Exchange traded derivatives are valued at last sales price as of the close of business on the primary exchange. Fixed income securities with a maturity of sixty (60) days or less, maturing at par, are valued at amortized cost, unless it is determined that such practice does not approximate market value.

Market quotations may not be readily available for certain debt and derivative investments. If market quotations are not readily available or if it is determined that a quotation for an investment does not represent market value, then the investment is valued at a fair value as determined in good faith using procedures adopted by the Board. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale. Situations that may require a security to be fair valued include instances where a security is thinly traded or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters or government actions. Under the procedures adopted by the Board, Hartford Investment Management Company (the "Adviser") may rely on independent pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The value of an investment for purposes of calculating the Fund’s net asset value can differ depending on the source and method used to determine the value.

Securities Lending

The Fund has entered into a securities lending arrangement with its custodian. Under the terms of the agreement, the Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL DBT II Collateral Fund (a pooled investment fund). In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Statement on Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued SFAS No. 157 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes exchange-listed prices and broker quotes in active markets. Level 2 includes valuations determined from significant observable inputs such as vendor evaluated debt instruments, securities valued at amortized cost and modeled over-the-counter derivatives contracts. Level 3 includes valuations determined from significant unobservable inputs including certain quotes received from brokers and the Fund's own assumptions in determining the fair value of the investment.

The following table summarizes the Fund's assets as of September 30, 2008 by level.

Investments in Securities
Level 1	$ 17,492,238
Level 2	161,184,431
Level 3	3,299,654
Total	$ 181,976,323

The following table summarizes the Fund's liabilities as of September 30, 2008 by level.

Investments in Derivatives*
Level 1	$ -
Level 2	(1,608)
Level 3	-
Total	$ (1,608)

* Investments in derivatives include forward foreign currency contracts. These derivatives are valued at the unrealized appreciation/(depreciation) of the instrument.

The following table is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance at beginning of period	$ 5,970,154
Realized gain / (loss)	(949,843)
Change in unrealized appreciation / (depreciation)	(310,243)
Net purchases / (sales)	(321,116)
Transfers in and / (out) of Level 3 during the period	(1,089,298)
Balance at end of period	$ 3,299,654

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $205,151,381. Net unrealized depreciation aggregated to $23,175,058, of which $215,192 related to appreciated investment securities and $23,390,250 related to depreciated investment securities.

Restricted Securities

The following table includes 144A securities that have not been deemed liquid based on procedures approved by the Board of Directors.

			Value End
	Acquisition		of Period	Percent of
	Date	Cost	9/30/2008	Net Assets
Bayview Commercial Asset Trust, (2007, 2A, IO) Interest Only, 1.30%, 07/25/37	05/09/07	$ 940,630	$ 643,215	0.4%
Bayview Commercial Asset Trust, (2007, 4A, IO) Interest Only, 1.44%, 09/25/37	08/08/07	862,941	782,720	0.5%
Capital Auto Receivables Asset Trust, (2006, SN1A, C) 5.77%, 05/20/10	08/23/06	149,998	142,049	0.1%
Capital Auto Receivables Asset Trust, (2006, SN1A, D) 6.15%, 04/20/11	08/23/06	199,980	185,259	0.1%
CBA Commercial Small Balance Commercial Mortgage Trust, (2006, 2A, X1) 2.31%, 01/25/39	01/29/07	790,025	909,783	0.6%
Citigroup Mortgage Loan Trust Inc., (2007, WFH1, M11) 5.71%, 01/25/37	01/12/07	186,467	22,932	0.0%
Credit-Based Asset Servicing and Securitization LLC, (2006, SC1, A) 3.48%, 05/25/36	07/25/07	139,415	112,209	0.1%
Drummond Co. Inc., 7.38%, 02/15/16	08/13/08	166,095	161,025	0.1%
Evraz Group SA, 8.88%, 04/24/13	04/23/08	202,010	152,000	0.1%
Ford Credit Auto Owner Trust, (2006, C, D) 6.89%, 05/15/13	11/17/06	1,059,994	800,786	0.5%
Greenwich Capital Commercial Funding Corp., (2006, FL4A, ONW) 3.69%, 11/05/21	05/17/07	193,289	175,788	0.1%
Greenwich Capital Commercial Funding Corp., (2006, FL4A, PNW) 3.89%, 11/05/21	05/17/07	183,452	165,697	0.1%
GE Business Loan Trust, Interest Only (2006, 1A, IO) 0.53%, 06/15/10	06/20/06	116,418	127,212	0.1%
GS Mortgage Securities Corp. II, (2007, GKK1, A2) 5.70%, 12/20/49	08/13/07	214,868	52,500	0.0%
Lehman Brothers Small Balance Commercial, (2006, 2A, 2A2) 5.62%, 09/25/36	09/14/06	254,904	227,041	0.1%
MHP SA, 10.25%, 11/30/11	11/30/06	200,000	186,000	0.1%
Nationstar NIM Trust, (2007, A, A) 9.97%, 03/25/37	04/26/07	23,003	690	0.0%
Noble Group Ltd., 6.63%, 03/17/15	07/23/08	172,574	146,343	0.1%
Northgroup Preferred Capital Corp., 6.38% (callable at 100 beginning 10/15/17)	05/11/07	515,000	312,281	0.2%
Rede Empresas de Energia Eletrica SA, 11.13% (callable at 100 beginning 04/02/12)	01/28/08	283,511	229,499	0.1%
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13	05/15/06	2,114,996	1,976,080	1.2%
Systems 2001 Asset Trust LLC, 7.16%, 12/15/11	05/15/06	244,936	235,548	0.1%
TNK-BP Finance SA, 7.50%, 03/13/13	10/04/07	297,777	237,000	0.1%
TNK-BP Finance SA, 7.50%, 07/18/16	07/14/06	299,059	210,000	0.1%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 8.38%, 04/30/13	04/25/08	200,349	159,014	0.1%
		$ 10,011,691	$ 8,352,671	5.0%

For additional information on the Fund's policies regarding valuation of investments and other significant accounting matters, please refer to the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)

There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	November 20, 2008

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer and Principal Financial Officer

Date:	November 20, 2008

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.